Share-Based Payments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangements Income tax benefits recognized	$ 195	$ 187	$ 196
Number of authorized shares of common stock for share-based payment arrangements (in shares)	111
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	314
Weighted-average period to recognize the cost (years) - nonvested units	1 year 11 months 26 days
Total fair value of shares vested during the year - nonvested units	333	360	397
Cash proceeds from exercise of stock options	$ 517	$ 250	$ 55
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days
Restricted Stock Units | Minimum Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years 0 months 0 days
Restricted Stock Units | Maximum Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	7 years 0 months 0 days
Other Nonvested Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days